Significant Accounting Policies - Concentration of revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Total Revenue by Year	$ 156,520,255	$ 128,840,991	$ 459,503,232	$ 360,664,280	$ 485,541,291	$ 145,894,832	$ 87,696,695
Revenue | Customer Concentration
Concentration Risk [Line Items]
Total Revenue by Year	$ 156,520,255	$ 128,840,991	$ 459,503,232	$ 360,664,280	$ 485,541,291	$ 145,894,832	$ 87,696,695
Percentage of total revenue	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Health Plan A | Revenue | Customer Concentration
Concentration Risk [Line Items]
Total Revenue by Year	$ 36,417,184	$ 35,838,768	$ 114,230,860	$ 107,265,350	$ 142,268,775
Percentage of total revenue	23.00%	28.00%	25.00%	31.00%	29.00%
Health Plan B | Revenue | Customer Concentration
Concentration Risk [Line Items]
Total Revenue by Year	$ 38,227,530	$ 27,666,559	$ 105,261,569	$ 80,813,324	$ 113,116,297	$ 13,557,771
Percentage of total revenue	24.00%	21.00%	23.00%	22.00%	23.00%	9.00%
Health Plan C | Revenue | Customer Concentration
Concentration Risk [Line Items]
Total Revenue by Year	$ 29,563,741	$ 16,638,058	$ 84,489,621	$ 47,061,035	$ 66,237,074	$ 27,788,287
Percentage of total revenue	19.00%	13.00%	18.00%	13.00%	14.00%	19.00%
Health Plan D | Revenue | Customer Concentration
Concentration Risk [Line Items]
Total Revenue by Year	$ 18,913,641	$ 21,599,026	$ 56,606,725	$ 48,750,247	$ 62,683,829	$ 6,106,544
Percentage of total revenue	12.00%	17.00%	12.00%	14.00%	13.00%	4.00%
Health Plan E | Revenue | Customer Concentration
Concentration Risk [Line Items]
Total Revenue by Year					$ 28,128,820	$ 39,265,322	$ 87,696,695
Percentage of total revenue					6.00%	27.00%	100.00%
Health Plan F | Revenue | Customer Concentration
Concentration Risk [Line Items]
Total Revenue by Year					$ 24,521,349	$ 26,703,364
Percentage of total revenue					5.00%	18.00%
Health Plan G | Revenue | Customer Concentration
Concentration Risk [Line Items]
Total Revenue by Year					$ 22,646,251	$ 20,157,166
Percentage of total revenue					5.00%	14.00%
All Other | Revenue | Customer Concentration
Concentration Risk [Line Items]
Total Revenue by Year	$ 33,398,159	$ 27,098,580	$ 98,914,457	$ 76,774,323	$ 25,938,894	$ 12,316,378
Percentage of total revenue	21.00%	21.00%	22.00%	20.00%	5.00%	8.00%